Share Capital - Schedule of Movements of Share Capital (Details)		12 Months Ended
		Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		43,625,825	42,002,325	6,206,481
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement			1,593,333	8,726
Issuance of share for settlement of long-term employee benefit			30,167
Balance Ending		45,884,182	43,625,825	42,002,325
Exercise of share options		339,572	1,593,333
Issuance of share for settlement upon vesting of restricted share units		1,918,785
Scrip dividend for Preference Shares	[1]			142,032
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants				8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares				(2,304)
Capital Reorganization - Share Exchange	[2]
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)				24,966,972
Shares issued upon the exercise of call option for loan notes	[3]			2,005,460
Share issued for settlement of expenses	[4]			325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Class A Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		27,963,412	25,280,667
Conversion of Preference Shares to Class A Ordinary Shares			1,059,245	983,599
Shares issued pursuant to share-based payment arrangement			1,593,333
Issuance of share for settlement of long-term employee benefit			30,167
Balance Ending		30,221,769	27,963,412	25,280,667
Exercise of share options		339,572
Issuance of share for settlement upon vesting of restricted share units		1,918,785
Scrip dividend for Preference Shares	[1]
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[2]			10,254,474
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)				10,092,134
Shares issued upon the exercise of call option for loan notes	[3]			2,005,460
Share issued for settlement of expenses	[4]			325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares				1,620,000
Class B Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		13,254,838	13,254,838
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Issuance of share for settlement of long-term employee benefit
Balance Ending		13,254,838	13,254,838	13,254,838
Exercise of share options
Issuance of share for settlement upon vesting of restricted share units
Scrip dividend for Preference Shares	[1]
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[2]
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)				14,874,838
Shares issued upon the exercise of call option for loan notes	[3]
Share issued for settlement of expenses	[4]
Conversion of Class B Ordinary shares to Class A Ordinary Shares				(1,620,000)
Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		2,407,575	3,466,820	4,758,252
Conversion of Preference Shares to Class A Ordinary Shares			(1,059,245)	(983,599)
Shares issued pursuant to share-based payment arrangement
Issuance of share for settlement of long-term employee benefit
Balance Ending		2,407,575	2,407,575	3,466,820
Exercise of share options
Issuance of share for settlement upon vesting of restricted share units
Scrip dividend for Preference Shares	[1]			142,032
Conversion of Preference Shares to Old Class A Ordinary Shares				(449,865)
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[2]
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes	[3]
Share issued for settlement of expenses	[4]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Old Class A Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				815,700
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement				8,726
Balance Ending
Scrip dividend for Preference Shares	[1]
Conversion of Preference Shares to Old Class A Ordinary Shares				449,865
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares				(2,304)
Capital Reorganization - Share Exchange	[2]			(1,271,987)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes	[3]
Share issued for settlement of expenses	[4]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Old Class B Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				632,529
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Balance Ending
Scrip dividend for Preference Shares	[1]
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[2]			(632,529)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes	[3]
Share issued for settlement of expenses	[4]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Class C Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Balance Ending
Scrip dividend for Preference Shares	[1]
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants				8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[2]			(8,349,958)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes	[3]
Share issued for settlement of expenses	[4]
Conversion of Class B Ordinary shares to Class A Ordinary Shares

[1]	Prior to the Capital Reorganization, the Company declared scrip dividends to holders of the Preference Shares and issued an aggregate of 142,032 Preference Shares. No other dividends were declared to holders of any shares of the Company during the years ended December 31, 2025, 2024 and 2023.
[2]	As described in note 1, upon closing of the Capital Reorganization, 10,254,474 Class A ordinary shares and 4,450,419 Preference Shares of the Company were exchanged for 33,379,256 ordinary shares of CGCL and 14,486,506 preference shares of CGCL at an exchange ratio of 0.307212.
[3]	During the year ended December 31, 2023, the Company executed a deed poll constituting up to US$5,000,000 of fixed rate unsecured loan notes, bearing a paid in kind (“PIK”) interest rate of 25% per annum (together with any PIK notes, the “Call Option Notes”) subscribed by a company controlled by a shareholder with significant influence over the Company (the “Option Holder”). Immediately after the closing of the Capital Reorganization, the Option Holder elected to exercise its call option for subscription of additional loan notes (see note 19) in full pursuant to the call option agreement by and between the Company and the Option Holder, as a result of which it received 2,005,460 Class A Ordinary Shares of the Company for no consideration and subscribed for US$5,000,000 of Call Option Notes in an aggregate principal amount of US$5,000,000. The Company has fully settled the Call Option Notes together with any accrued interest in October, 2023.
[4]	The Company issued 325,000 Class A Ordinary Shares for settlement of professional services rendered by a third party to the Group in lieu of the cash settlement option of US$500,000 during the year ended December 31, 2023 (note 24).